UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MAK Capital One LLC

Address:   590 Madison Avenue, 9th Floor
           New York, New York 10022


Form 13F File Number: 028-12344


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Kaufman                New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      457,956
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-05431             Sunrise Partners Limited Partnership
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ----
AGILYSYS INC                 COM            00847J105   44,233 5,284,648 SH       SOLE                5,284,648         0    0
AGILYSYS INC                 COM            00847J105   14,834 1,772,286 SH       DEFINED    01               0 1,772,286    0
AGNICO-EAGLE MINES LTD       COM            008474108   11,268   214,800 SH       SOLE                  214,800         0    0
CANADIAN NAT RES LTD         COM            136385101   35,513 1,230,100 SH       SOLE                1,230,100         0    0
ELECTRONIC ARTS INC          COM            285512109   39,675 2,732,445 SH       SOLE                2,732,445         0    0
ELECTRONIC ARTS INC          COM            285512109    2,893   199,213 SH       DEFINED    01               0   199,213    0
EQT CORP                     COM            26884L109   37,458   635,100 SH       SOLE                  635,100         0    0
FIDELITY NATIONAL FINANCIAL  CL A           31620R105   45,760 1,943,100 SH       SOLE                1,943,100         0    0
FIDELITY NATIONAL FINANCIAL  CL A           31620R105    3,338   141,734 SH       DEFINED    01               0   141,734    0
LINDSAY CORP                 COM            535555106    8,434   105,267 SH       SOLE                  105,267         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM            64124W106      689 3,627,191 SH       SOLE                3,627,191         0    0
NEUROBIOLOGICAL TECHNOLOGIES COM            64124W106      303 1,592,864 SH       DEFINED    01               0 1,592,864    0
NEWPORT CORP                 COM            651824104      694    51,600 SH       SOLE                   51,600         0    0
NEWPORT CORP                 COM            651824104       48     3,600 SH       DEFINED    01               0     3,600    0
NOVAGOLD RES INC             COM NEW        66987E206    9,767 2,165,700 SH       SOLE                2,165,700         0    0
NOVAGOLD RES INC             COM NEW        66987E206      712   157,811 SH       DEFINED    01               0   157,811    0
ORBOTECH LTD                 ORD            M75253100   32,555 3,843,621 SH       SOLE                3,843,621         0    0
ORBOTECH LTD                 ORD            M75253100    2,903   342,724 SH       DEFINED    01               0   342,724    0
SCHWAB CHARLES CORP NEW      COM            808513105   63,814 4,443,900 SH       SOLE                4,443,900         0    0
SCHWAB CHARLES CORP NEW      COM            808513105    4,451   309,963 SH       DEFINED    01               0   309,963    0
STILLWATER MNG CO            COM            86074Q102   33,414 2,614,576 SH       SOLE                2,614,576         0    0
STILLWATER MNG CO            COM            86074Q102    2,434   190,446 SH       DEFINED    01               0   190,446    0
ZYGO CORP                    COM            989855101   51,145 3,257,675 SH       SOLE                3,257,675         0    0
ZYGO CORP                    COM            989855101   11,621   740,183 SH       DEFINED    01               0   740,183    0


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